Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
Apr. 25, 2013
Subsequent Events
Market value required for continued inclusion on the Nasdaq Capital Market based on Listing Rule	$ 35
Number of calendar days to regain compliance rules related to minimum market value	180 days
Minimum
Subsequent Events
Number of consecutive business days for which the market value of listed securities has fallen below the $35 million minimum requirement for continued listing	30 days
Number of consecutive business days to regain compliance rules during specified calendar days related to minimum market value	10 days
Subsequent Events
Subsequent Events
Market value required for continued inclusion on the Nasdaq Capital Market based on Listing Rule	$ 35
Number of consecutive business days for which the market value of listed securities has fallen below the $35 million minimum requirement for continued listing	30 days
Number of calendar days to regain compliance rules related to minimum market value	180 days